Consolidated Statements of Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Revenue
Total revenue	$ 23,353,185	$ 17,757,283	$ 9,378,673
Cost of finished cannabis inventory sold	(11,155,676)	(9,227,439)	(3,997,617)
Cost of service revenues	(308,641)		(154,353)
Gross profit, excluding fair value items	11,888,868	8,529,844	5,226,703
Realized fair value amounts in inventory sold	(2,573,151)	(3,685,338)	(950,461)
Unrealized fair value gain on growth of biological assets	3,355,797	3,278,572	1,824,226
Gross profit	12,671,514	8,123,078	6,100,468
Expenses
Accretion expense	1,026,732	491,781	949,811
Amortization of property and equipment	578,641	750,916	180,015
General and administrative	6,465,877	5,852,236	3,983,250
Share-based compensation	346,113	70,996	280,819
Total expenses	8,417,363	7,165,929	5,398,892
Income from operations	4,254,151	957,149	701,576
Other income and (expense)
Interest expense	(370,616)	(402,239)	(197,632)
Other income (expense)	441,487	(3,432)	(17,072)
Gain on debt settlement		453,858	141,180
Loss on settlement of non-controlling interest			(189,816)
Unrealized loss on marketable securities		(333,777)	(35,902)
Unrealized loss on derivative liability	(4,563,498)		(1,258,996)
Unrealized gain on warrants asset	129,113
Loss on disposal of property and equipment	(182,025)	(6,250)	(7,542)
Total other expense, net	(4,545,539)	(291,840)	(1,565,780)
Income (loss) from operations before taxes	(291,388)	665,309	(864,204)
Income tax (Note 20)	(370,932)	(245,358)	(150,543)
Net income (loss)	(662,320)	419,951	(1,014,747)
Other comprehensive income (items that may be subsequently reclassified to profit and loss):
Currency translation	(4,562)	(19,235)	(78,181)
Total comprehensive income (loss)	$ (666,882)	$ 400,716	$ (1,092,928)
Gain (loss) per share attributable to shareholders – basic and diluted	$ (0.00)	$ 0.00	$ (0.02)
Weighted average shares outstanding – basic and diluted	172,708,792	169,193,812	135,231,802
Net income (loss) for the year attributable to:
Non-controlling interest	$ (129,279)	$ (27,507)	$ 1,395,558
Shareholders	(533,041)	447,458	(2,410,305)
Comprehensive income (loss) for the year attributable to:
Shareholders	(537,603)	428,223	(2,488,486)
Products [Member]
Revenue
Total revenue	22,424,169	17,757,283	9,034,618
Services [Member]
Revenue
Total revenue	$ 929,016		$ 344,055